Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities [Abstract]
Schedule Of Regulatory Assets And Liabilities

December 31,	2011	2010
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$330,844	$224,913
Unrealized loss on non-trading derivatives (Swaps) (2)	11,743	11,482
Deferred purchased gas costs (3)	2,323	356
Accrued purchased gas costs (4)	18,400	14,000
Unamortized premium on reacquired debt (5)	19,011	19,881
Other (6)	32,988	28,402

	415,309	299,034
Regulatory liabilities:
Deferred purchased gas costs (3)	(72,426)	(123,344)
Accumulated removal costs	(233,000)	(211,000)
Unrealized gain on non-trading derivatives (Swaps) (2)	—	(656)
Deferred gain on southern Nevada division operations facility (7)	(806)	(1,246)
Rate refunds due customers (8)	—	(546)
Unamortized gain on reacquired debt (9)	(12,470)	(13,006)
Other (10)	(14,501)	(2,811)

Net regulatory assets (liabilities)	$82,106	$(53,575)

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company's purchased gas adjustment ("PGA") mechanisms. (See Note 13).

Instrument	Balance Sheet Location	2011	2010
Swaps	Deferred charges and other assets	$621	$—
Swaps	Prepaids and other current assets	11,122	11,482
Swaps	Other deferred credits	—	(656)

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)

Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.

(7)	Balance recovered over a four-year period beginning in the fourth quarter of 2009.
(8)	Included in Other current liabilities on the Consolidated Balance Sheet.
(9)	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
(10)	Other regulatory liabilities includes amounts associated with income tax and gross-up.